UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: NOVEMBER 30

                   Date of reporting period: FEBRUARY 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES               VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.3%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.1%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.1%
Continental AG 1                                                            273,184     $    28,088,263
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.9%
Bayerische Motoren Werke AG 1                                               212,503          10,208,939
-------------------------------------------------------------------------------------------------------
Honda Motor Co.                                                             165,057           9,760,706
-------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                        3,844           3,235,181
-------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                          263,465          14,113,731
                                                                                        ---------------
                                                                                             37,318,557
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Carnival Corp.                                                              159,660           8,246,439
-------------------------------------------------------------------------------------------------------
William Hill plc                                                            735,378           7,500,961
                                                                                        ---------------
                                                                                             15,747,400
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.7%
Daito Trust Construction Co. Ltd.                                           155,687           7,307,004
-------------------------------------------------------------------------------------------------------
Groupe SEB SA 1                                                              95,411          10,276,308
-------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV 1                                210,210           6,846,121
-------------------------------------------------------------------------------------------------------
Sony Corp.                                                                  221,445          10,330,022
                                                                                        ---------------
                                                                                             34,759,455
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.4%
GS Home Shopping, Inc.                                                       61,388           6,244,646
-------------------------------------------------------------------------------------------------------
GUS plc                                                                     291,072           5,361,006
-------------------------------------------------------------------------------------------------------
Next plc                                                                    227,278           6,552,072
                                                                                        ---------------
                                                                                             18,157,724
-------------------------------------------------------------------------------------------------------
MEDIA--3.7%
British Sky Broadcasting Group plc                                          195,865           1,735,021
-------------------------------------------------------------------------------------------------------
Gestevision Telecinco SA 1                                                  121,670           2,973,363
-------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR 1                                          134,635          10,563,462
-------------------------------------------------------------------------------------------------------
Mediaset SpA 1                                                              621,925           7,324,964
-------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                                     147,039           2,509,222
-------------------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                              247,813           3,123,594
-------------------------------------------------------------------------------------------------------
Societe Television Francaise 1 1                                            165,286           4,981,082
-------------------------------------------------------------------------------------------------------
Sogecable SA 1                                                               61,460           2,471,266
-------------------------------------------------------------------------------------------------------
Vivendi Universal SA 1                                                      226,127           6,818,078
-------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                        1,633,600           6,515,952
                                                                                        ---------------
                                                                                             49,016,004
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
DSG International plc                                                       421,864           1,272,792
-------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares 1                                             484,585          17,668,039
-------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA 1                                             222,240           7,982,370
                                                                                        ---------------
                                                                                             26,923,201
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Burberry Group plc                                                          103,229             830,229
-------------------------------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, A Shares                                 167,933           7,315,348
-------------------------------------------------------------------------------------------------------


1        |       OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

Luxottica Group SpA 1                                                       548,350          15,420,424
-------------------------------------------------------------------------------------------------------
Puma AG 1                                                                    31,734          11,364,106

                                                                             SHARES               VALUE
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Swatch Group AG (The), Cl. B 1                                               28,985     $     4,705,823
                                                                                        ---------------
                                                                                             39,635,930
CONSUMER STAPLES--4.8%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.9%
Carlsberg AS, Cl. B 1                                                        62,700           3,926,638
-------------------------------------------------------------------------------------------------------
Foster's Group Ltd.                                                         646,615           2,611,810
-------------------------------------------------------------------------------------------------------
Heineken NV                                                                 168,195           6,335,934
-------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                             72,312          12,378,708
                                                                                        ---------------
                                                                                             25,253,090
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Carrefour SA 1                                                               39,990           1,986,009
-------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                           684,436           2,560,227
-------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                             185,300           2,531,571
                                                                                        ---------------
                                                                                              7,077,807
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Cadbury Schweppes plc                                                       586,869           5,970,707
-------------------------------------------------------------------------------------------------------
Koninklijke Numico NV 1                                                      89,910           3,893,892
-------------------------------------------------------------------------------------------------------
Nestle SA 1                                                                  20,958           6,162,238
                                                                                        ---------------
                                                                                             16,026,837
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
L'Oreal SA 1                                                                112,703           9,975,679
-------------------------------------------------------------------------------------------------------
Safilo SpA 1                                                                710,100           3,995,508
                                                                                        ---------------
                                                                                             13,971,187
ENERGY--5.4%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Technip SA 1                                                                401,162          24,126,342
-------------------------------------------------------------------------------------------------------
OIL & GAS--3.6%
BG Group plc 1                                                              864,667          10,124,107
-------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                 196,295          13,037,914
-------------------------------------------------------------------------------------------------------
Neste Oil Oyj 1                                                              96,100           2,943,052
-------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                           70,511          17,735,762
-------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                75,175           2,702,541
                                                                                        ---------------
                                                                                             46,543,376
FINANCIALS--19.6%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.2%
3i Group plc                                                                764,220          12,587,531
-------------------------------------------------------------------------------------------------------
Credit Suisse Group 1                                                       116,445           6,452,648
-------------------------------------------------------------------------------------------------------
UBS AG 1                                                                     95,828          10,174,809
                                                                                        ---------------
                                                                                             29,214,988
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--10.4%
Anglo Irish Bank Corp.                                                    1,699,368          27,854,839
-------------------------------------------------------------------------------------------------------


2        |       OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

Commerzbank AG 1                                                            224,446           8,195,385
-------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR 1                                            486,390          14,937,037
-------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                      1,576,600          10,091,650
-------------------------------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                          1,868          28,582,167

                                                                             SHARES               VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Royal Bank of Scotland Group plc (The) 1                                    639,883     $    21,427,084
-------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A 1                                                    96,336          13,654,663
-------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA 1                                                   980,585           7,136,437
-------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA 1                                                   527,695           3,793,244
                                                                                        ---------------
                                                                                            135,672,506
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Mediobanca SpA                                                              327,130           6,843,969
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Collins Stewart Tullett plc                                               1,795,892          21,862,321
-------------------------------------------------------------------------------------------------------
MLP AG 1                                                                    196,139           4,407,434
                                                                                        ---------------
                                                                                             26,269,755
-------------------------------------------------------------------------------------------------------
INSURANCE--1.3%
Allianz AG 1                                                                 63,778          10,306,542
-------------------------------------------------------------------------------------------------------
AMP Ltd.                                                                  1,061,358           6,751,703
                                                                                        ---------------
                                                                                             17,058,245
-------------------------------------------------------------------------------------------------------
REAL ESTATE--2.6%
Solidere, GDR 1                                                              74,732           1,532,006
-------------------------------------------------------------------------------------------------------
Solidere, GDR 1,2                                                           785,925          16,111,463
-------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                                      714,700          16,546,360
                                                                                        ---------------
                                                                                             34,189,829
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Housing Development Finance Corp. Ltd. 1                                    260,300           8,001,342

HEALTH CARE--10.7%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.8%
Marshall Edwards, Inc. 1,3                                                1,717,263          10,732,894
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
Art Advanced Research Technologies, Inc. 1,3,4                            1,901,125           1,455,391
-------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc. 1,4                                389,400             298,102
-------------------------------------------------------------------------------------------------------
Essilor International SA 1                                                  112,553           9,700,763
-------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1,4                                                       710,800           3,144,040
-------------------------------------------------------------------------------------------------------
Synthes, Inc. 1                                                              54,061           5,904,906
-------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                278,380           8,520,348
-------------------------------------------------------------------------------------------------------
William Demant Holding AS 1                                                 384,205          22,373,186
                                                                                        ---------------
                                                                                             51,396,736
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Nicox SA 1                                                                1,307,551           5,299,661
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.5%
Astellas Pharma, Inc.                                                       106,605           4,111,846
-------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                         137,183           3,479,567
-------------------------------------------------------------------------------------------------------


3        |       OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

H. Lundbeck AS 1                                                             95,295           1,963,935
-------------------------------------------------------------------------------------------------------
NeuroSearch AS 1                                                            223,925           6,493,017
-------------------------------------------------------------------------------------------------------
Novogen Ltd. 1,4                                                          6,204,740          19,810,203
-------------------------------------------------------------------------------------------------------
Oxagen Ltd. 1,3                                                             214,287              16,452
-------------------------------------------------------------------------------------------------------
Roche Holdings AG 1                                                          50,829           7,512,286

                                                                             SHARES               VALUE
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Sanofi-Aventis SA 1                                                         143,037     $    12,174,668
-------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                         194,200           2,673,911
-------------------------------------------------------------------------------------------------------
SkyePharma plc 1                                                          3,946,118           2,803,378
-------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                              149,750           8,370,537
-------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                           68,670           2,883,453
                                                                                        ---------------
                                                                                             72,293,253
INDUSTRIALS--14.9%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.2%
Empresa Brasileira de Aeronautica SA, Preference                          2,196,446          22,238,563
-------------------------------------------------------------------------------------------------------
Qinetiq plc 1                                                             1,871,700           6,508,876
                                                                                        ---------------
                                                                                             28,747,439
-------------------------------------------------------------------------------------------------------
AIRLINES--0.9%
easyJet plc 1                                                             1,794,656          11,679,163
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.3%
BTG plc 1                                                                 2,130,181           7,772,065
-------------------------------------------------------------------------------------------------------
Capita Group plc                                                          2,539,178          21,156,476
-------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                           390,324           9,771,361
-------------------------------------------------------------------------------------------------------
Randstad Holding NV 1                                                        71,453           4,001,695
                                                                                        ---------------
                                                                                             42,701,597
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.2%
Koninklijke Boskalis Westminster NV 1                                        68,926           4,371,246
-------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                      379,944           5,140,021
-------------------------------------------------------------------------------------------------------
Vinci SA                                                                     64,024           5,915,004
                                                                                        ---------------
                                                                                             15,426,271
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.4%
ABB Ltd. 1                                                                2,620,451          31,358,726
-------------------------------------------------------------------------------------------------------
Ushio, Inc. 1                                                               537,350          13,063,808
                                                                                        ---------------
                                                                                             44,422,534
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.8%
Aalberts Industries NV 1                                                    349,130          24,867,698
-------------------------------------------------------------------------------------------------------
Siemens AG                                                                  128,154          11,780,220
                                                                                        ---------------
                                                                                             36,647,918
-------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Hyundai Heavy Industries Co. Ltd.                                            92,155           7,310,350
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Bunzl plc                                                                   743,332           8,331,827

4        |       OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY--16.0%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
Nokia Oyj 1                                                                 324,025           6,025,321
-------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares 1                               7,209,130          24,599,098
                                                                                        ---------------
                                                                                             30,624,419
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Benq Corp. 1                                                              9,905,000           9,725,075
-------------------------------------------------------------------------------------------------------
Logitech International SA 1                                                 211,860           8,592,083
                                                                                        ---------------
                                                                                             18,317,158

                                                                             SHARES               VALUE
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.8%
Electrocomponents plc                                                       260,741     $     1,319,507
-------------------------------------------------------------------------------------------------------
Hoya Corp.                                                                  411,475          16,258,321
-------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                37,340          10,182,528
-------------------------------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                                             349,557          10,322,511
-------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                 166,985          13,271,664
-------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                              248,650           5,985,513
-------------------------------------------------------------------------------------------------------
Omron Corp.                                                                 311,518           8,658,417
-------------------------------------------------------------------------------------------------------
Tandberg ASA 1                                                            1,301,405          10,076,899
                                                                                        ---------------
                                                                                             76,075,360
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp. 1                                                           3,527           4,114,766
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.4%
Infosys Technologies Ltd.                                                   212,739          13,592,953
-------------------------------------------------------------------------------------------------------
United Internet AG 1                                                         86,477           4,301,892
                                                                                        ---------------
                                                                                             17,894,845
-------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Canon, Inc.                                                                 237,440          14,914,680
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
ASM International NV 1                                                      394,795           7,335,291
-------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                       9,715           6,808,631
                                                                                        ---------------
                                                                                             14,143,922
-------------------------------------------------------------------------------------------------------
SOFTWARE--2.5%
Autonomy Corp. plc 1                                                      1,405,513          11,834,030
-------------------------------------------------------------------------------------------------------
Business Objects SA 1                                                       112,092           4,147,695
-------------------------------------------------------------------------------------------------------
Enix Corp.                                                                  250,520           6,616,676
-------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                            70,825          10,466,819
                                                                                        ---------------
                                                                                             33,065,220
MATERIALS--5.6%
-------------------------------------------------------------------------------------------------------
CHEMICALS--2.0%
Filtrona plc                                                                989,442           5,206,767
-------------------------------------------------------------------------------------------------------
Nufarm Ltd.                                                                 670,610           5,403,014
-------------------------------------------------------------------------------------------------------
Sika AG 1                                                                     9,213           9,058,859
-------------------------------------------------------------------------------------------------------
Syngenta AG 1                                                                48,495           6,874,202
                                                                                        ---------------
                                                                                             26,542,842

5        |       OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
METALS & MINING--3.6%
Companhia Vale do Rio Doce, Sponsored ADR                                   396,900          16,153,830
-------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                               112,515          19,055,683
-------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                               249,740          11,778,111
                                                                                        ---------------
                                                                                             46,987,624
TELECOMMUNICATION SERVICES--1.5%
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
KDDI Corp.                                                                    1,615           8,298,041
-------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                    121,954           2,945,189
-------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                        4,806,320           9,189,582
                                                                                        ---------------
                                                                                             20,432,812

                                                                             SHARES               VALUE
-------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Fortum Oyj 1                                                                377,180     $     9,127,571
                                                                                        ---------------
Total Common Stocks (Cost $835,924,042)                                                   1,287,126,669
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
-------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Preference 1,4                  3,124,013           2,391,563
-------------------------------------------------------------------------------------------------------
Ceres Group, Inc.:                                                           44,515             289,348
$4.00 Cv., Series C-1 1,3
Cv., Series C 1,3                                                           600,000           3,900,000
Cv., Series D 1,3                                                           418,000           2,717,000
                                                                                        ---------------
Total Preferred Stocks (Cost $8,009,419)                                                      9,297,911


                                                                              UNITS
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
Ceres Group, Inc.:
Series C Wts., Exp. 8/28/06 1,3                                               20,032                 --
Series D Wts., Exp. 12/31/30 1,3                                              41,800                 --
-------------------------------------------------------------------------------------------------------
Syngenta AG Wts., Exp. 5/23/06 1                                              48,495             59,882
                                                                                        ---------------
Total Rights, Warrants and Certificates (Cost $0)                                                59,882
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $843,933,461)                                 99.0%     1,296,484,462
-------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  1.0         12,727,376
                                                                            ---------------------------
Net Assets                                                                     100.0%   $ 1,309,211,838
                                                                            ===========================

Footnotes to Statement of Investments

1.    Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,111,463 or 1.23% of the Fund's net assets as of February 28, 2006.


6        |       OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of February 28, 2006 was $19,111,085, which represents 1.46% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

4. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2006. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2006 amounts to $27,099,299. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES         GROSS        GROSS              SHARES
                                    NOV. 30, 2005     ADDITIONS   REDUCTIONS       FEB. 28, 2006
------------------------------------------------------------------------------------------------
Art Advanced Research                    1,901,125           --           --           1,901,125
Technologies, Inc.
Art Advanced Research
Technologies, Inc.                         389,400           --           --             389,400
Art Advanced Research
Technologies, Inc., Preference           3,096,218       27,795           --           3,124,013
Novogen Ltd.                             6,204,740           --           --           6,204,740
Ortivus AB, Cl. B                          710,800           --           --             710,800


                                                                                        DIVIDEND
                                                                       VALUE              INCOME
------------------------------------------------------------------------------------------------
Art Advanced Research                                            $  1,455,391     $           --
Technologies, Inc.
Art Advanced Research
Technologies, Inc.                                                    298,102                 --
Art Advanced Research
Technologies, Inc., Preference                                      2,391,563                 --
Novogen Ltd.                                                       19,810,203                 --
Ortivus AB, Cl. B                                                   3,144,040                 --
                                                                 -------------------------------
                                                                 $ 27,099,299     $           --
                                                                 ===============================

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                   Value           Percent
-----------------------------------------------------------------------------
Japan                                       $   242,562,026             18.7%
United Kingdom                                  211,897,773             16.3
France                                          139,170,422             10.7
Switzerland                                     104,171,810              8.0
Germany                                          91,887,962              7.1
The Netherlands                                  57,651,877              4.4
Australia                                        47,881,138              3.7
Sweden                                           45,411,177              3.5
Italy                                            44,514,546              3.4
India                                            43,047,284              3.3
Brazil                                           38,392,393              3.0
Denmark                                          34,756,776              2.7
Ireland                                          27,854,839              2.2
United States                                    25,885,681              2.0
Korea, Republic of South                         23,308,816              1.8
Spain                                            23,198,360              1.8


7        |       OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

South Africa                                     19,055,683              1.5
Finland                                          18,095,944              1.4
Lebanon                                          17,643,469              1.4
Mexico                                           10,563,462              0.8
Norway                                           10,076,899              0.8
Taiwan                                            9,725,075              0.8
Canada                                            4,145,056              0.3
Israel                                            2,883,453              0.2
Bermuda                                           2,702,541              0.2
                                            ---------------------------------
Total                                       $ 1,296,484,462            100.0%
                                            =================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $854,267,293
                                              =============

Gross unrealized appreciation                 $469,768,788
Gross unrealized depreciation                  (27,551,529)
                                              -------------
Net unrealized appreciation                   $442,217,259
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean

8        |       OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.


9        |       OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of February 28, 2006, the Fund had outstanding foreign currency contracts as follows:

                                               CONTRACT
                                  EXPIRATION     AMOUNT     VALUATION AS OF      UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION                   DATES     (000S)       FEB. 28, 2006    APPRECIATION      DEPRECIATION
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Japanese Yen (JPY)             3/1/06-3/2/06    570,473JPY     $  4,928,280         $39,283       $        --
                                                                                    -------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)               3/2/06      4,575AUD        3,396,606              --            22,876
British Pound Sterling (GBP)          3/2/06      1,484GBP        2,603,028              --            18,711
Euro (EUR)                     3/1/06-3/2/06      5,321EUR        6,343,502              --            23,591
Japanese Yen (JPY)                    3/2/06    310,577JPY        2,683,053              --            13,032
Swiss Franc (CHF)                     3/1/06      4,593CHF        3,501,154              --            14,484
                                                                                    -------------------------
                                                                                         --            92,694
                                                                                    -------------------------
Total unrealized appreciation and depreciation                                      $39,283        $   92,694
                                                                                    =========================

ILLIQUID OR RESTRICTED SECURITIES

As of February 28, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                                               UNREALIZED
                                                       ACQUISITION                   VALUATION AS OF         APPRECIATION
SECURITY                                                     DATES         COST    FEBRUARY 28, 2006       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.                   6/19/01  $ 7,500,000          $ 1,455,391       $  (6,044,609)
Ceres Group, Inc., $4.00 Cv., Series C-1                    2/6/01      178,060              289,348             111,288
Ceres Group, Inc., Cv., Series C                            1/6/99    2,400,000            3,900,000           1,500,000
Ceres Group, Inc., Cv., Series D                           3/15/01    2,508,000            2,717,000             209,000
Ceres Group, Inc., Series C Wts., Exp. 8/28/06            10/25/01           --                   --                  --
Ceres Group, Inc., Series D Wts., Exp. 12/31/30            10/4/01           --                   --                  --
Marshall Edwards, Inc.                                      5/6/02    6,869,052           10,732,894           3,863,842
Oxagen Ltd.                                               12/20/00    2,210,700               16,452          (2,194,248)
                                                                    -----------------------------------------------------
                                                                    $21,665,812          $19,111,085       $  (2,554,727)
                                                                    =====================================================

10       |       OPPENHEIMER INTERNATIONAL GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 19, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: April 19, 2006